Revenue from Contracts with Customers (Tables)	12 Months Ended
Sep. 30, 2025
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Year ended September 30,
	2025	2024	2023
B2B	1,297,933	1,083,721	887,957
DTC	794,797	716,687	598,664
Other	4,699	4,282	5,290
Revenue	2,097,429	1,804,690	1,491,911